Significant Accounting Policies (Details) - Schedule of net revenues from customers	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Percentage of Revenue Contributed by Customer A [Member]
Significant Accounting Policies (Details) - Schedule of net revenues from customers [Line Items]
Percentage of revenue contribution			11.00%
Percentage of Revenue Contributed by Customer B [Member]
Significant Accounting Policies (Details) - Schedule of net revenues from customers [Line Items]
Percentage of revenue contribution	11.00%